UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21539

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
               (Exact name of registrant as specified in charter)

                              1001 WARRENVILLE ROAD
                                    SUITE 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                                W. SCOTT JARDINE
                           FIRST TRUST PORTFOLIOS L.P.
                              1001 WARRENVILLE ROAD
                                    SUITE 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                        Date of fiscal year end: MAY 31

                   Date of reporting period: FEBRUARY 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)

                                                     BANK LOAN
 PRINCIPAL                                           RATINGS+                           STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    ------------  --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - 149.1%

      AEROSPACE & DEFENSE - 4.0%
              AEROSPACE & DEFENSE - 4.0%
$   3,288,889 Hexcel Corp. ....................     B2       B+       6.31%-6.50%       3/01/12     $    3,319,038
    3,010,274 Hunter Defense Holdings, Inc. ...    NR(a)    NR(a)     7.63%-9.50%       3/10/11          3,025,325
    1,952,689 K&F Industries, Inc. ............     B2       B+       6.86%-6.87%      11/18/12          1,975,268
      995,000 Mid-Western Aircraft
                 Systems, Inc. ................     B1       BB-         6.85%         12/31/11          1,008,059
    2,732,484 MRO Acquisition Corp. ...........     B1       B+          7.48%          8/27/10          2,770,056
    4,082,621 Standard Aero Holdings, Inc. ....     B2       B+       6.83%-6.96%       8/24/12          4,052,001
    3,100,000 Vought Aircraft Industries, Inc.      Ba3      B+          6.89%         12/22/10          3,124,025
                                                                                                    --------------
              TOTAL AEROSPACE & DEFENSE                                                                 19,273,772
                                                                                                    --------------
      AIR FREIGHT & LOGISTICS - 1.4%
              AIR FREIGHT & LOGISTICS - 1.4%
    6,562,500 United Air Lines, Inc. ..........     B1       B+          8.63%          2/01/12          6,672,422
                                                                                                    --------------
              TOTAL AIR FREIGHT & LOGISTICS                                                              6,672,422
                                                                                                    --------------
      AUTO COMPONENTS - 3.7%
              AUTO PARTS & EQUIPMENT - 3.7%
    5,000,000 Axletech International
                 Holdings, Inc. (c) ...........    Caa1      B-          10.95%         4/21/13          5,025,000
    6,000,000 Environmental Systems
                 Products Holdings Inc. (c) ...    Caa1     NR(a)     14.53%-14.81%    12/12/10          6,090,000
    6,435,000 TRW Automotive Inc. .............     Ba2      BB+         6.25%          6/30/12          6,436,789
                                                                                                    --------------
              TOTAL AUTO COMPONENTS                                                                     17,551,789
                                                                                                    --------------
      BEVERAGES - 0.2%
              SOFT DRINKS - 0.2%
      990,000 Culligan Corp. ..................     B1       B+          7.07%          9/30/11          1,001,962
                                                                                                    --------------
              TOTAL BEVERAGES                                                                            1,001,962
                                                                                                    --------------
      BUILDING PRODUCTS - 2.8%
              BUILDING PRODUCTS - 2.8%
    4,749,921 Custom Building Products ........    NR(a)    NR(a)     6.78%-6.86%      10/20/11          4,779,608
    2,271,275 Headwaters Inc. .................     B1       B+          6.86%          4/30/11          2,284,523
      960,000 NCI Building Systems, Inc. ......     Ba2      BB       5.95%-6.32%       6/18/10            964,200
    4,240,266 PGT Industries, Inc. ............    NR(a)    NR(a)        7.75%          2/14/12          4,293,269
    1,000,000 South Edge, LLC .................    NR(a)    NR(a)        6.57%         10/31/09          1,005,000
                                                                                                    --------------
              TOTAL BUILDING PRODUCTS                                                                   13,326,600
                                                                                                    --------------
      CAPITAL MARKETS - 1.8%
              ASSET MANAGEMENT & CUSTODY BANKS - 1.4%
    6,500,000 LPL Holdings, Inc. ..............     B2        B       7.77%-8.13%       6/28/13          6,521,665
                                                                                                    --------------
              INVESTMENT BANKING & BROKERAGE - 0.4%
    2,000,000 Ameritrade Holding Corp. ........     Ba1      BB          6.08%         12/31/12          2,011,250
                                                                                                    --------------
              TOTAL CAPITAL MARKETS                                                                      8,532,915
                                                                                                    --------------


             See Notes to Quarterly Portfolio of Investments              Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                     BANK LOAN
 PRINCIPAL                                           RATINGS+                           STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      CHEMICALS - 5.4%
              COMMODITY CHEMICALS - 1.3%
$   2,500,000 Basell USA, Inc. ................     Ba3      B+          7.31%          8/01/13     $    2,538,282
    2,500,000 Basell USA, Inc. ................     Ba3      B+          7.67%          8/01/14          2,538,283
      500,000 INEOS Group Ltd. ................     Ba3      B+          6.83%         12/16/13            506,563
      500,000 INEOS Group Ltd. ................     Ba3      B+          7.33%         12/16/15            506,563
                                                                                                    --------------
                                                                                                         6,089,691
                                                                                                    --------------
              DIVERSIFIED CHEMICALS - 4.1%
    5,000,000 BCP Crystal US Holdings Corp. ...     B1       BB-         6.62%          1/26/09          5,050,000
    5,625,455 Brenntag Holding GmbH
                 & Company KG .................     B2       B+          7.07%          1/18/14          5,705,617
    1,374,545 Brenntag Holding GmbH
                 & Company KG .................     B2       B+          7.07%          2/01/14          1,384,854
    4,000,000 Brenntag Holding GmbH
                 & Company KG(c) ..............     B3       B+          10.92%         7/23/15          4,112,500
    3,419,105 Huntsman International, LLC .....     Ba3      BB-         6.32%          8/16/12          3,437,271
                                                                                                    --------------
                                                                                                        19,690,242
                                                                                                    --------------
              TOTAL CHEMICALS                                                                           25,779,933
                                                                                                    --------------
      COMMERCIAL SERVICES & SUPPLIES - 10.6%
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 5.2%
    1,000,000 Acosta, Inc. ....................    NR(a)    NR(a)     6.82%-6.83%      12/06/12          1,012,500
    2,953,488 Affinion Group, Inc. ............     B1       B+       7.32%-7.50%      10/17/12          2,943,644
    1,987,425 Ashtead Group PLC ...............     Ba3      BB          6.50%         11/12/09          2,006,057
    2,000,000 Clarke American Corp. ...........     B1       B+       7.75%-7.92%      12/15/11          2,023,750
    6,500,000 IAP Worldwide Services, Inc. ....     B2       B+          7.63%         12/30/12          6,560,938
    4,000,000 IAP Worldwide Services, Inc. (c)      B3       B-          12.63%         6/30/13          4,095,000
    2,631,138 N.E.W. Customer
                 Service Companies, Inc. ......    NR(a)    NR(a)     7.31%-7.75%       7/01/11          2,657,449
    2,956,250 United Rentals, Inc. ............     B2       BB-      6.11%-6.86%       2/14/11          2,987,660
      952,944 Western Inventory Service, Ltd. .     NR       NR       7.39%-9.25%       3/31/11            958,900
                                                                                                    --------------
                                                                                                        25,245,898
                                                                                                    --------------
              ENVIRONMENTAL & FACILITIES SERVICES - 1.7%
    2,412,385 Duratek, Inc. ...................     B1       BB-      7.81%-7.94%      12/16/09          2,412,385
    5,821,464 Envirocare of Utah, LLC .........    NR(a)    NR(a)        7.38%          4/13/10          5,869,974
                                                                                                    --------------
                                                                                                         8,282,359
                                                                                                    --------------
              OFFICE SERVICES & SUPPLIES - 3.7%
    3,223,743 Infrasource Inc. ................     Ba3      BB-         7.53%          9/30/10          3,239,862
    4,877,087 Monitronics International, Inc. .     B1       B+       8.24%-8.32%       8/26/09          4,889,279
    3,824,673 Pike Electric, Inc. .............    NR(a)    NR(a)        6.13%          7/01/12          3,862,920
    4,900,000 Quanta Services Inc. ............     Ba3      BB-         7.50%          6/19/08          4,955,125
      684,852 TRM Corp. .......................     B2       B+       8.57%-8.61%      11/19/10            680,572
                                                                                                    --------------
                                                                                                        17,627,758
                                                                                                    --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      51,156,015
                                                                                                    --------------


Page 2              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                      BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    ------------  --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      COMMUNICATIONS EQUIPMENT - 0.2%
              COMMUNICATIONS EQUIPMENT - 0.2%
$   1,000,000 Sorenson Communications, Inc. ...    NR(a)    NR(a)         7.49%        11/15/12     $    1,013,750
                                                                                                    --------------
              TOTAL COMMUNICATIONS EQUIPMENT                                                             1,013,750
                                                                                                    --------------
      CONTAINERS & PACKAGING - 4.6%
              METAL & GLASS CONTAINERS - 1.8%
      734,667 BWAY Corp. ......................     B1       B+           6.81%         6/30/11            742,703
      997,500 Captive Plastics, Inc. ..........    NR(a)     B-           7.50%         8/16/11          1,004,981
    4,776,720 Owens-Illinois Group, Inc. ......     B1       BB-          6.36%         4/01/07          4,788,662
    2,082,188 Owens-Illinois Group, Inc. ......     B1       BB-       6.35%-6.39%      4/01/08          2,089,681
                                                                                                    --------------
                                                                                                         8,626,027
                                                                                                    --------------
              PAPER PACKAGING - 2.8%
    1,364,448 Boise Cascade, LLC ..............     Ba3      BB        6.28%-6.38%     10/28/11          1,381,038
    3,960,000 Graham Packaging Holdings
                 Company ......................     B2        B        6.75%-6.94%     10/07/11          4,009,500
    6,000,000 Graham Packaging Holdings
                 Company (c) ..................     B3      CCC+          8.81%         4/07/12          6,124,998
    1,995,000 Pregis Corp. ....................     B1       B+           6.82%        10/12/12          2,004,975
                                                                                                    --------------
                                                                                                        13,520,511
                                                                                                    --------------
              TOTAL CONTAINERS & PACKAGING                                                              22,146,538
                                                                                                    --------------
      DIVERSIFIED CONSUMER SERVICES - 0.3%
              SPECIALIZED CONSUMER SERVICES - 0.3%
    1,646,110 Coinstar, Inc. ..................     Ba3      BB-         6.55%          7/01/11          1,656,398
                                                                                                    --------------
              TOTAL DIVERSIFIED CONSUMER SERVICES                                                        1,656,398
                                                                                                    --------------
      DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
              INTEGRATED TELECOMMUNICATION SERVICES - 1.7%
    6,000,000 NTL Investment Holdings Ltd. ....     B1       BB-         7.57%          5/10/12          6,015,000
    1,985,000 Telcordia Technologies, Inc. ....     B1       B+       7.22%-7.31%       9/15/12          1,960,809
                                                                                                    --------------
              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               7,975,809
                                                                                                    --------------
      ELECTRIC UTILITIES - 8.4%
              ELECTRIC UTILITIES - 8.4%
    6,027,909 Allegheny Energy Supply Inc. ....     Ba2     BBB-      5.51%-6.16%       3/08/11          6,062,353
    1,000,000 Astoria Generating Company
                 Acquisitions, LLC (c) ........     B3        B          8.32%          8/23/13          1,021,875
      329,787 Calpine Corp.,
                 (Debtor in Possession) (g) ...    NR(a)    NR(a)        6.81%         12/20/07            334,734
      829,787 Calpine Corp.,
                 (Debtor in Possession) (c)(g)     NR(a)    NR(a)        8.66%         12/20/07            851,569
      840,426 Calpine Corp., (Revolving Credit)
                 (Debtor in Possession) (g) ...    NR(a)    NR(a)        0.75%         12/20/07            829,920
      493,203 Cogentrix Delaware
                 Holdings, Inc. ...............     Ba2      BB+         6.28%          4/14/12            497,416
    7,405,691 Covanta Energy Corp. ............     B1       B+       7.52%-7.58%       6/24/12          7,516,776
      997,500 LSP Kendall Energy, LLC .........     B1        B          6.53%         10/07/13            995,837
    6,464,151 Midwest Generation, LLC .........     Ba3      BB-      6.28%-6.50%       4/27/11          6,528,793
    1,000,000 Mirant North America, LLC .......     Ba3      BB-         6.32%          1/03/13          1,007,500


             See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                      BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    ------------  --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      ELECTRIC UTILITIES - (CONTINUED)
              ELECTRIC UTILITIES - (CONTINUED)
$   9,000,000 NRG Energy, Inc. ................     Ba2      BB-      6.57%-6.62%       2/01/13     $    9,095,296
    2,137,267 Riverside Energy Center, LLC ....     B1        B          8.92%          6/24/11          2,158,639
    1,648,661 Rocky Mountain Energy
                 Center, LLC ..................     B1        B          8.92%          6/24/11          1,665,148
    2,000,000 Wolf Hollow I, L.P. (c) .........     B2        B          9.00%         12/22/12          2,025,000
                                                                                                    --------------
              TOTAL ELECTRIC UTILITIES                                                                  40,590,856
                                                                                                    --------------
      ELECTRICAL EQUIPMENT - 1.1%
              ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
    2,304,246 Penn Engineering
                 & Manufacturing Corp. ........     B2        B       7.03%-7.11%       5/25/11          2,327,288
    3,000,000 Penn Engineering
                 & Manufacturing Corp. (c) ....     B3      CCC+         10.53%         5/25/12          3,030,000
                                                                                                    --------------
              TOTAL ELECTRICAL EQUIPMENT                                                                 5,357,288
                                                                                                    --------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
              ELECTRONIC EQUIPMENT MANUFACTURERS - 0.4%
    1,916,747 VeriFone, Inc. ..................     B1       BB-         6.42%          6/30/11          1,935,914
                                                                                                    --------------
              ELECTRONIC MANUFACTURING SERVICES - 0.2%
      924,046 Cinram International Inc. .......     Ba3      BB          6.66%          9/30/09            932,901
                                                                                                    --------------
              TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                   2,868,815
                                                                                                    --------------
      ENERGY EQUIPMENT & SERVICES - 2.1%
              OIL & GAS EQUIPMENT & SERVICES - 2.1%
    3,000,000 Key Energy Services, Inc. .......     B1       B-       7.52%-7.78%       6/30/12          3,041,250
    6,985,887 Targa Resources, Inc. ...........     Ba3      B+       6.78%-7.23%      10/31/12          7,071,758
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                         10,113,008
                                                                                                    --------------
      FOOD & STAPLES RETAILING - 1.8%
              DRUG RETAIL - 0.8%
    3,839,764 The Jean Coutu Group (PJC) Inc.       B1       BB-         6.94%          7/30/11          3,884,562
                                                                                                    --------------
              FOOD DISTRIBUTORS - 1.0%
    1,965,000 Golden State Foods Corp. ........    NR(a)    NR(a)        6.42%          2/25/11          1,982,194
    3,000,000 Nash Finch Company ..............     B1       B+          6.88%         11/12/10          3,018,750
                                                                                                    --------------
                                                                                                         5,000,944
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                             8,885,506
                                                                                                    --------------
      FOOD PRODUCTS - 6.1%
              AGRICULTURAL PRODUCTS - 2.1%
    1,990,000 Chiquita Brands, L.L.C. .........     B1       BB-         6.61%          6/28/12          1,998,292
    7,000,000 Dole Food Company, Inc. (c) .....     B3        B          9.44%          7/22/10          7,140,000
    1,000,000 Wm. Bolthouse Farms, Inc. .......     B2       B+          7.13%         12/16/12          1,014,583
                                                                                                    --------------
                                                                                                        10,152,875
                                                                                                    --------------


Page 4              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                      BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    ------------  --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      FOOD PRODUCTS  (CONTINUED)
              PACKAGED FOODS & MEATS - 4.0%
$   7,888,348 Keystone Foods Holdings LLC .....    NR(a)    NR(a)     6.31%-6.38%       6/16/11     $    7,973,802
    8,894,925 OSI Group LLC ...................    NR(a)    NR(a)        6.53%          9/02/11          8,994,993
    2,000,000 THL Foods Products Company ......     B1       B+       6.50%-6.67%      11/21/10          2,023,334
                                                                                                    --------------
                                                                                                        18,992,129
                                                                                                    --------------
              TOTAL FOOD PRODUCTS                                                                       29,145,004
                                                                                                    --------------
      HEALTH CARE PROVIDERS & SERVICES - 8.3%
              HEALTH CARE FACILITIES - 0.8%
      911,291 Lifepoint Hospitals, Inc. .......     Ba3      BB          6.19%          4/15/12            915,975
    2,960,088 Select Medical Corp. ............     B1       BB-      6.32%-8.25%       2/24/12          2,913,632
                                                                                                    --------------
                                                                                                         3,829,607
                                                                                                    --------------
              HEALTH CARE SERVICES - 5.9%
    5,905,151 CHS/Community
                 Health Systems, Inc. .........     Ba3      BB-      6.36%-6.56%       8/19/11          5,976,503
    4,791,912 DaVita Inc. .....................     B1       BB-      6.54%-7.05%      10/05/12          4,858,797
      320,513 Matria Healthcare, Inc. .........     B1       BB-         7.02%          1/19/07            320,913
      679,487 Matria Healthcare, Inc. .........     B1       BB-      6.82%-7.02%       1/19/12            686,282
    1,908,046 Per-Se Technologies, Inc. .......     B1       B+          6.79%          1/06/13          1,934,282
    3,000,000 Team Finance, LLC ...............     B2       B+       7.07%-7.27%      11/23/12          3,022,500
    6,444,775 US Oncology Holdings, Inc. ......     B1       B+       6.91%-7.02%       8/20/11          6,509,223
    5,080,100 VWR International, Inc. .........     B2       B+          7.12%          4/07/11          5,146,776
                                                                                                    --------------
                                                                                                        28,455,276
                                                                                                    --------------
              MANAGED HEALTH CARE - 1.6%
    4,427,563 IASIS Healthcare Corp. ..........     B1       B+       6.78%-6.79%       6/22/11          4,484,754
    1,215,000 Medcath Holdings Corp. ..........     B2       B+       7.10%-8.75%       6/30/11          1,219,556
    1,980,038 Vanguard Health Systems, Inc. ...     B2        B       6.77%-6.95%       9/23/11          2,003,550
                                                                                                    --------------
                                                                                                         7,707,860
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    39,992,743
                                                                                                    --------------
      HOTELS, RESTAURANTS & LEISURE - 7.0%
              CASINOS & GAMING - 4.4%
    5,910,000 Boyd Gaming Corp. ...............     Ba2      BB       5.70%-6.03%       6/30/11          5,970,329
    2,987,497 CCM Merger, Inc. ................     B1       B+       6.45%-6.80%      10/21/12          3,008,409
    3,243,495 Global Cash Access, Inc. ........     Ba3      B+          6.86%          3/10/10          3,282,011
    6,000,000 MGM Mirage ......................     Ba2      BB          6.28%         11/22/09          6,014,250
    1,995,000 Penn National Gaming, Inc. ......     Ba3      BB-      6.26%-6.46%      10/03/12          2,019,938
    1,000,000 Pinnacle Entertainment, Inc. ....     B1       BB-         6.57%         12/14/11          1,009,063
                                                                                                    --------------
                                                                                                        21,304,000
                                                                                                    --------------
              HOTELS, RESORTS & CRUISE LINES - 1.0%
    4,769,624 OpBiz, LLC ......................     B3       B-          5.78%          8/31/10          4,659,923
                                                                                                    --------------
              LEISURE FACILITIES - 1.4%
    6,841,406 American Skiing Company .........     NR       NR       9.06%-9.18%      11/24/10          6,867,061
                                                                                                    --------------
              RESTAURANTS - 0.2%
    1,000,000 Dunkin' Brands, Inc. ............     B2       B+          7.06%          2/15/13          1,003,333
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                       33,834,317
                                                                                                    --------------


             See Notes to Quarterly Portfolio of Investments              Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                      BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    ------------  --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      HOUSEHOLD DURABLES - 2.7%
              HOMEBUILDING - 2.2%
$   2,038,576 Kyle Acquisition Group, LLC .....    NR(a)    NR(a)        6.63%         7/20/08      $    2,048,769
    2,775,964 Kyle Acquisition Group, LLC .....    NR(a)    NR(a)        6.63%         7/20/10           2,789,844
    1,000,000 Technical Olympic USA, Inc. .....    NR(a)     NR          7.75%         8/01/08           1,007,500
    5,000,000 Technical Olympic USA, Inc.,
                 (Mezzanine Debt) (c) .........    NR(a)     NR          10.25%        8/01/09           5,000,000
                                                                                                    --------------
                                                                                                        10,846,113
                                                                                                    --------------
              HOUSEWARES & SPECIALTIES - 0.5%
    2,288,212 Jostens IH Corp. ................     B1       B+          6.78%         10/04/11          2,317,291
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                  13,163,404
                                                                                                    --------------
      INDUSTRIAL CONGLOMERATES - 1.4%
              INDUSTRIAL CONGLOMERATES - 1.4%
    2,668,929 Goodman Global Holdings, Inc. ...     B2       B+          6.94%         12/23/11          2,685,610
      997,500 Mueller Group, Inc. .............     B2       B+       6.47%-7.06%      10/03/12          1,008,722
      925,043 Rexnord Corp. ...................     B1       B+       6.78%-6.93%      12/31/11            933,907
    1,907,617 Roller Bearing Corp. ............    NR(a)    NR(a)        7.32%         7/01/11           1,919,539
                                                                                                    --------------
              TOTAL INDUSTRIAL CONGLOMERATES                                                             6,547,778
                                                                                                    --------------
      INSURANCE - 0.9%
              LIFE & HEALTH INSURANCE - 0.9%
    4,354,956 Conseco, Inc. ...................     B2       BB-         6.57%         6/22/10           4,389,434
                                                                                                    --------------
              TOTAL INSURANCE                                                                            4,389,434
                                                                                                    --------------
      INTERNET SOFTWARE & SERVICES - 1.9%
              INTERNET SOFTWARE & SERVICES - 1.9%
    8,962,481 SunGard Data Systems Inc. .......     B1       B+          7.22%         2/11/13           9,087,320
                                                                                                    --------------
              TOTAL INTERNET SOFTWARE & SERVICES                                                         9,087,320
                                                                                                    --------------
      IT SERVICES - 4.9%
              DATA PROCESSING & OUTSOURCED SERVICES - 0.6%
      992,500 Fidelity National Information
                 Solutions, Inc. ..............     Ba3      BB          6.07%         3/09/11             994,899
    1,902,703 Fidelity National Information
                 Solutions, Inc. ..............     Ba3      BB          6.32%         3/09/13           1,915,338
                                                                                                    --------------
                                                                                                         2,910,237
                                                                                                    --------------
              IT CONSULTING & OTHER SERVICES - 4.3%
    3,120,522 Alion Science and
                 Technology Corp. .............     B1       B+          6.45%         8/02/09           3,104,919
      916,230 Apptis (DE), Inc. ...............     B2       B+          7.86%         1/05/10             920,812
      992,424 CACI International Inc. .........     Ba2      BB       5.43%-6.14%      5/03/11           1,001,522
    8,932,500 DynCorp International LLC .......     B2       B+       6.81%-7.44%      2/11/11           9,010,659
    1,777,778 Vertafore, Inc. .................    NR(a)    NR(a)     7.11%-7.31%      1/31/12           1,795,556
    1,488,750 Wyle Laboratories, Inc. .........    NR(a)     B+       7.33%-7.44%      1/28/11           1,510,151
    3,125,000 Wyle Laboratories, Inc. (c) .....    NR(a)     B-          11.19%        7/28/11           3,177,734
                                                                                                    --------------
                                                                                                        20,521,353
                                                                                                    --------------
              TOTAL IT SERVICES                                                                         23,431,590
                                                                                                    --------------


Page 6              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                      BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      MACHINERY - 0.7%
              INDUSTRIAL MACHINERY - 0.7%
$   2,382,023 Invensys International
                 Holdings Ltd. ................     Ba3      B+          7.79%          9/05/09     $    2,411,799
    1,000,000 Invensys International
                 Holdings Ltd. (c) ............     B1       B+          9.43%         12/05/09          1,020,000
                                                                                                    --------------
              TOTAL MACHINERY                                                                            3,431,799
                                                                                                    --------------
      MEDIA - 25.4%
              ADVERTISING - 0.4%
    2,050,536 Adams Outdoor Advertising, LP ...     B1       B+          6.62%         10/18/12          2,077,022
                                                                                                    --------------
              BROADCASTING & CABLE TV - 13.9%
    3,940,000 Bragg Communications, Inc. ......    NR(a)     NR          6.81%          8/31/11          3,979,400
   17,380,000 Century Cable Holdings, LLC .....     NR       NR          9.50%          6/30/09         17,036,015
   12,983,858 Charter Communications
                 Operating, LLC ...............     B2        B          7.67%          4/27/10         13,050,686
    1,333,333 DIRECTV Holdings LLC ............     Ba1      BB       6.04%-6.07%       4/13/13          1,347,708
      396,013 MMC Georgia LLC,
                 (Revolving Credit) ...........     Ba3      BB-      0.50%-8.00%       3/31/10            385,618
    2,967,525 NEP Supershooters, L.P. .........     B1        B          8.03%          2/03/11          2,997,200
    1,000,000 NextMedia Operating, Inc. (c) ...     B3      CCC+         9.07%         11/15/13          1,015,833
    5,978,796 PanAmSat Corp. ..................     B1       BB+         6.49%          8/20/11          6,047,456
    1,000,000 Paxson Communications Corp. .....     B2      CCC+         7.78%          1/15/12          1,000,625
    2,481,250 Rainbow Media Holdings LLC ......     Ba3      BB+      7.38%-7.56%       3/31/12          2,509,164
    6,500,000 Raycom Media, Inc. ..............     NR       NR          6.19%          1/18/13          6,540,625
    2,000,000 San Juan Cable, LLC (c) .........     B2       B-          10.34%        10/14/13          2,006,250
    4,000,000 UPC Distribution Holding B.V. ...     B1        B          8.03%         12/31/11          4,047,500
    5,000,000 UPC Distribution Holding B.V. ...     B1        B          7.28%          9/30/12          5,055,355
                                                                                                    --------------
                                                                                                        67,019,435
                                                                                                    --------------
              MOVIES & ENTERTAINMENT - 5.6%
    4,900,000 AMC Entertainment, Inc. .........     Ba3      B+          6.71%          1/26/13          4,949,000
    1,000,000 Deluxe Entertainment
                 Services Group, Inc. .........     B1        B          8.33%          1/28/11          1,009,166
    7,000,000 Metro-Goldwyn-Mayer
                 Holdings II, Inc. ............    NR(a)    NR(a)        6.78%          4/08/12          7,078,750
    3,810,611 Regal Cinemas Corp. .............     Ba3      BB-         6.53%         11/10/10          3,851,098
    9,854,870 WMG Acquisition Corp. ...........     Ba2      B+       6.37%-6.81%       3/01/11          9,958,041
                                                                                                    --------------
                                                                                                        26,846,055
                                                                                                    --------------
              PUBLISHING - 5.5%
    5,176,471 CBD Media, LLC ..................     B1        B          6.99%         12/31/09          5,244,412
      883,087 Dex Media West, Inc. ............     Ba2      BB       0.50%-6.25%       3/09/10            887,344
    1,980,000 Media News Group, Inc. ..........     Ba3      BB          5.85%         12/30/10          1,980,000
    5,000,000 Newspaper Holdings, Inc. ........     NR       NR          6.19%          8/24/12          5,018,750
    1,943,783 Nexstar Broadcasting, Inc. ......     Ba3      B+          6.28%         10/01/12          1,951,072
    1,500,000 PBI Media, Inc. (c) .............     B3      CCC+         10.67%         9/30/13          1,476,251


             See Notes to Quarterly Portfolio of Investments              Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                      BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    ------------  --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      MEDIA - (CONTINUED)
              PUBLISHING - (CONTINUED)
$   1,000,000 PRIMEDIA Inc. ...................     B2        B          6.82%          9/30/13     $      986,875
    6,802,877 RH Donnelley Inc. ...............     Ba3      BB       6.00%-6.31%       6/30/11          6,850,010
    1,921,832 WCP Exposition Services, LLC ....     NR       NR          7.72%          8/29/11          1,933,844
                                                                                                    --------------
                                                                                                        26,328,558
                                                                                                    --------------
              TOTAL MEDIA                                                                              122,271,070
                                                                                                    --------------
      METALS & MINING - 2.4%
              ALUMINUM - 1.2%
    5,753,846 Novelis Corp. ...................     Ba2      BB-         6.44%          1/07/12          5,817,679
                                                                                                    --------------
              DIVERSIFIED METALS & MINING - 0.6%
    3,000,000 Alpha Natural Resources, LLC ....     B2       BB-         6.32%         10/26/12          3,017,499
                                                                                                    --------------
              PRECIOUS METALS & MINERALS - 0.6%
    2,887,500 Carmeuse Lime, Inc. .............     NR       NR       6.38%-6.44%       5/02/11          2,894,719
                                                                                                    --------------
              TOTAL METALS & MINING                                                                     11,729,897
                                                                                                    --------------
      MULTI-UTILITIES - 3.0%
              MULTI-UTILITIES - 3.0%
      992,500 KGEN, LLC .......................     B2        B          7.15%          8/05/11            987,538
   10,535,365 KGEN, LLC (c) ...................     B3       B-          13.53%         8/05/11         10,535,365
    3,000,000 Thermal North America, Inc. .....     Ba3      BB-         6.32%         10/12/13          3,016,875
                                                                                                    --------------
              TOTAL MULTI-UTILITIES                                                                     14,539,778
                                                                                                    --------------
      OIL, GAS & CONSUMABLE FUELS - 10.0%
              OIL & GAS EXPLORATION & PRODUCTION - 3.0%
    5,955,000 ATP Oil & Gas Corp. .............     NR       NR       9.49%-10.18%      4/14/10          6,111,319
    1,911,111 Mainline, L.P. ..................     Ba3      BB-         6.88%         12/17/11          1,920,666
    4,490,659 Plains Resources Inc. ...........     Ba2      BB          6.75%          8/12/11          4,518,725
    1,903,313 SemCrude, L.P. ..................     Ba3       B       6.74%-6.78%       3/16/11          1,925,435
                                                                                                    --------------
                                                                                                        14,476,145
                                                                                                    --------------
              OIL & GAS REFINING & MARKETING - 1.6%
      444,444 Calumet Lubricants Company ......     B2       B+       7.83%-7.99%      12/09/12            449,444
    2,000,000 Coffeyville Resources, LLC (c) ..     B3        B          11.31%         7/08/13          2,058,750
    5,000,000 Hawkeye Renewables, LLC .........     B2        B          7.84%          1/31/12          4,962,500
                                                                                                    --------------
                                                                                                         7,470,694
                                                                                                    --------------
              OIL & GAS STORAGE & TRANSPORTATION - 5.4%
    4,987,500 Cheniere LNG Holdings, LLC ......     NR       BB          6.95%          8/31/12          5,034,258
    7,000,000 Eagle Rock Gas Gathering
                 & Processing, Ltd. ...........     NR       NR          7.03%         10/01/12          7,061,250
   10,982,775 El Paso Corp. ...................     B3        B          6.35%         11/23/09         11,083,454
      990,000 EPCO Holdings, Inc. .............     Ba3      B+       6.35%-6.61%       8/18/10          1,001,602
    1,992,500 Regency Gas Service, LLC ........     B1       B+          6.78%          5/30/10          2,014,916
                                                                                                    --------------
                                                                                                        26,195,480
                                                                                                    --------------
              TOTAL OIL, GAS & CONSUMABLE FUELS                                                         48,142,319
                                                                                                    --------------


Page 8              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                      BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    ------------  --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      PAPER & FOREST PRODUCTS - 3.6%
              FOREST PRODUCTS - 3.2%
$  11,250,000 Georgia-Pacific Corp. ...........     Ba2      BB-         6.56%         12/20/12     $   11,333,441
    3,750,000 Georgia-Pacific Corp. (c) .......     Ba3      B+          7.56%         12/20/14          3,822,870
                                                                                                    --------------
                                                                                                        15,156,311
                                                                                                    --------------
              PAPER PRODUCTS - 0.4%
    1,940,202 Solo Cup Company ................     B1       B+          7.03%          2/27/11          1,956,776
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                             17,113,087
                                                                                                    --------------
      PHARMACEUTICALS - 0.7%
              PHARMACEUTICALS - 0.7%
    3,535,568 Warner Chilcott Corp. ...........     B2        B       7.28%-7.44%       1/18/12          3,556,562
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                      3,556,562
                                                                                                    --------------
      REAL ESTATE - 11.3%
              REAL ESTATE INVESTMENT TRUSTS - 2.1%
    6,500,000 Capital Automotive L.P. .........     Ba1      BB+         6.34%         12/16/10          6,529,790
      777,368 Lion Gables Realty, L.P. ........     Ba2      BB+         6.32%          9/30/06            781,116
      811,111 Maguire Properties, Inc. ........     Ba2      BB          6.32%          3/15/10            814,558
    2,000,000 The Macerich Partnership, L.P. ..     NR      NR(a)        6.13%          4/26/10          2,008,334
                                                                                                    --------------
                                                                                                        10,133,798
                                                                                                    --------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT - 9.2%
    1,860,549 CB Richard Ellis Services, Inc. .     Ba3      B+       6.01%-6.93%       3/31/10          1,874,503
    9,000,000 General Growth Properties, Inc. .     Ba2      BB+         5.83%          2/03/10          9,004,923
    1,000,000 Kuilima Resort Company (c) ......    NR(a)    NR(a)        11.11%         9/30/11          1,005,000
    6,338,057 LNR Property Corp. ..............     B2       B+          7.57%          2/03/08          6,389,553
   10,886,400 LNR Property Corp.,
                 (Mezzanine Debt) (d)(e) ......     NR       NR          9.07%          2/03/08         10,968,048
    4,972,506 Palmdale Hills Property, LLC ....     B1       B+          7.61%          5/19/10          4,947,644
    4,992,500 Pivotal Promontory, LLC .........    NR(a)    NR(a)        7.36%          8/31/10          4,961,297
    1,500,000 Shea Capital I, LLC .............    NR(a)    NR(a)        6.69%         10/27/11          1,500,000
      788,784 The Newkirk Master
                 Limited Partnership ..........    NR(a)     BB+         6.38%          8/11/08            794,371
    1,950,000 The Rhodes Companies, LLC .......     Ba3      BB-         7.75%         11/21/10          1,954,875
      968,000 Yellowstone Development, LLC ....    NR(a)    NR(a)        6.98%          9/30/10            970,420
                                                                                                    --------------
                                                                                                        44,370,634
                                                                                                    --------------
              TOTAL REAL ESTATE                                                                         54,504,432
                                                                                                    --------------
      ROAD & RAIL - 0.9%
              TRUCKING - 0.9%
    4,348,889 The Hertz Corp. .................     Ba2      BB       6.75%-6.96%      12/21/12          4,414,801
                                                                                                    --------------
              TOTAL ROAD & RAIL                                                                          4,414,801
                                                                                                    --------------
      SPECIALTY RETAIL - 3.3%
              APPAREL RETAIL - 1.4%
    5,848,101 The Neiman Marcus Group, Inc. ...     B1       B+          6.95%          4/06/13          5,927,466
      860,064 The William Carter Company ......     B1       BB       6.42%-6.54%       7/14/12            868,305
                                                                                                    --------------
                                                                                                         6,795,771
                                                                                                    --------------


             See Notes to Quarterly Portfolio of Investments              Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                      BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    ------------  --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      SPECIALTY RETAIL - (CONTINUED)
              SPECIALTY STORES - 1.9%
$   1,980,000 Dollarama Group L.P. ............    NR(a)    NR(a)        6.92%         11/18/11     $    1,997,325
    3,972,444 Harbor Freight Tools USA, Inc. ..    NR(a)    NR(a)        6.82%          7/15/10          4,011,176
    3,000,000 TravelCenters of America, Inc. ..     B1       BB       6.16%-6.44%      12/01/11          3,028,500

                                                                                                         9,037,001
                                                                                                    --------------
              TOTAL SPECIALTY RETAIL                                                                    15,832,772
                                                                                                    --------------
      TOBACCO - 0.2%
              TOBACCO - 0.2%
      989,167 Commonwealth Brands, Inc. .......    NR(a)    NR(a)        7.00%         12/22/12          1,000,542
                                                                                                    --------------
              TOTAL TOBACCO                                                                              1,000,542
                                                                                                    --------------
      TRANSPORTATION INFRASTRUCTURE - 1.4%
              MARINE PORTS & SERVICES - 1.4%
    4,895,227 Horizon Lines Holding LLC .......     B2        B          6.78%          7/07/11          4,952,339
    1,643,541 Sirva Worldwide, Inc. ...........     B2       B+       8.55%-8.57%      12/08/10          1,580,540
                                                                                                    --------------
              TOTAL TRANSPORTATION INFRASTRUCTURE                                                        6,532,879
                                                                                                    --------------
      WIRELESS TELECOMMUNICATION SERVICES - 2.3%
              WIRELESS TELECOMMUNICATION SERVICES - 2.3%
    4,000,000 AAT Communications Corp. ........     B1       BB+         6.56%          7/27/12          4,010,000
    3,000,000 MetroPCS Wireless, Inc. .........     NR       NR          9.25%          5/31/11          3,082,500
    4,000,000 Nextel Partners, Inc. ...........     Ba3      B+          5.91%          5/31/12          4,000,000
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                 11,092,500
                                                                                                    --------------
              Total Senior Floating Rate Term Loan Interests** ................................        717,657,404
                                                                                                    --------------
              (Cost $713,996,730)

 SENIOR FLOATING RATE NOTES - 3.1%
      HEALTH CARE PROVIDERS & SERVICES - 0.2%
              HEALTH CARE FACILITIES - 0.2%
    1,250,000 Select Medical Holdings
                 Corp.(d)(f) ..................     B1       NR          9.93%          9/15/15          1,065,625
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                     1,065,625
                                                                                                    --------------
      HOUSEHOLD DURABLES - 0.6%
              HOMEBUILDING - 0.6%
    3,000,000 Builders Firstsource, Inc. (c)(f)     B3       B-          9.00%          2/15/12          3,090,000
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                   3,090,000
                                                                                                    --------------
      MEDIA - 1.7%
              BROADCASTING & CABLE TV - 1.7%
    3,000,000 Intelsat, Ltd. (d)(f) ...........     B2       B+          9.61%          1/15/12          3,056,250
    5,000,000 Paxson Communications Corp. (f)       B2      CCC+         7.78%          1/15/12          4,975,000
                                                                                                    --------------
              TOTAL MEDIA                                                                                8,031,250
                                                                                                    --------------


Page 10             See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                      BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------- --------------------------------- ------------------    ------------  --------------  --------------
SENIOR FLOATING RATE NOTES - CONTINUED

      PHARMACEUTICALS - 0.6%
              PHARMACEUTICALS - 0.6%
$   3,000,000 Elan Finance PLC (d)(f) .........     B3        B          8.34%         11/15/11     $    2,951,250
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                      2,951,250
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE NOTES .................................................        15,138,125
                                                                                                    --------------
              (Cost $14,969,956)

   SHARES
-------------

 COMMON STOCKS - 3.3%

      CLOSED-END FUNDS - 3.3%
              OTHER DIVERSIFIED FINANCIAL SERVICES - 3.3%
      903,900 ING Prime Rate Trust, ............................................................         6,345,378
    1,158,600 Van Kampen Senior Income Trust, ..................................................         9,465,762
                                                                                                    --------------
              TOTAL CLOSED-END FUNDS                                                                    15,811,140
                                                                                                    --------------

              TOTAL COMMON STOCKS ..............................................................        15,811,140
                                                                                                    --------------
              (Cost $15,245,029)

  PRINCIPAL
   VALUE
-------------

 REPURCHASE AGREEMENT - 2.0%
 (Cost $9,600,000)
    9,600,000 Agreement with Wachovia Capital Markets, LLC, 4.44% dated 2/28/06, to be repurchased at $9,601,184 on 3/01/06, collateralized by $9,600,000
                 Federal Home Loan Bank, 4.625% due 1/18/08 (Value $9,842,385) .................         9,600,000
                                                                                                    --------------

              TOTAL INVESTMENTS - 157.5% .......................................................       758,206,669
              (Cost $753,811,715) (b)

              NET OTHER ASSETS AND LIABILITIES - (0.8)% ........................................        (3,806,125)
                                                                                                    --------------
              LOAN OUTSTANDING - (35.9)% .......................................................      (173,000,000)
                                                                                                    --------------
              PREFERRED SHARES, AT LIQUIDATION VALUE - (20.8)% .................................      (100,000,000)
                                                                                                    --------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0% ............................    $  481,400,544
                                                                                                    ==============

_________________________________________________

  O All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.

(a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(b)   Aggregate cost for federal income tax and financial reporting purposes.

(c)   This issue is secured by a second lien on the issuer's assets.

(d)   This issue is unsecured.

(e)   This issue's security interest is subordinated to other debt holders.

(f) Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (Note
      1E).

(g)   This borrower has filed for protection in a federal bankruptcy court.

  + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

 NR   Not rated.


             See Notes to Quarterly Portfolio of Investments             Page 11

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

 * Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayments of Senior Loans may occur because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.


Page 12             See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                FEBRUARY 28, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                FEBRUARY 28, 2006

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $10,970,214 as of February 28, 2006. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized depreciation of $9,121 from these commitments is included in Net Other Assets and Liabilities.

E. RESTRICTED SECURITIES

The Fund may invest a portion of its assets in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation section (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                           CARRYING COST
                                ACQUISITION     PRINCIPAL       CARRYING   AT ACQUISITION      MARKET           % OF
                SECURITY            DATE          VALUE          VALUE          DATE            VALUE        NET ASSETS
           ------------------   -----------   --------------    --------   --------------   -------------    -----------
Builders Firstsource, Inc.          2/8/05    $    3,000,000      103.00   100.00           $   3,090,000          0.64%
Elan Finance PLC                    3/2/05         1,500,000       98.38    86.50               1,475,625          0.31%
Elan Finance PLC                   3/31/05         1,000,000       98.38    75.75                 983,750          0.20%
Elan Finance PLC                    8/9/05           500,000       98.38    90.50                 491,875          0.10%
Intelsat, Ltd.                     2/14/05         3,000,000      101.88   103.50               3,056,250          0.64%
Paxson Communications Corp.       12/19/05         5,000,000       99.50   100.00               4,975,000          1.03%
Select Medical Holdings Corp.      9/16/05           250,000       85.25   100.00                 213,125          0.04%
Select Medical Holdings Corp.      9/19/05         1,000,000       85.25   100.25                 852,500          0.18%
                                              --------------                                -------------    -----------
                                              $   15,250,000                                $  15,138,125          3.14%
                                              ==============                                =============    ===========

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,652,002 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,257,048.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*   /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                            Mark R. Bradley, Treasurer, Controller,
                            Chief Financial Officer and Chief Accounting Officer
                            (principal financial officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.